CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 90,001	$ 75,025	$ 71,899
Unrealized gain on available-for-sale investments, tax	(27)	(282)	243
Service
Revenues	56,714	67,415	64,546
Related party
Revenues	30,811	$ 30,826	$ 23,103
Related party | Service
Revenues	$ 30,811